Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Disclosure of Cash Flow Information
18. Supplemental Disclosure of Cash Flow Information

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Non-cash interest on acquisition consideration payable*	$940	$743	$-

Cash paid for interest	$602	$388	$833

Cash paid for income taxes	$18,475	$22,723	$14,634
* recorded within interest expense